Cover Page	Feb. 24, 2022
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 24, 2022
Entity File Number	001-09120
Entity Registrant Name	Public Service Enterprise Group Incorporated
Entity Incorporation, State or Country Code	NJ
Entity Tax Identification Number	22-2625848
Entity Address, Address Line One	80 Park Plaza
Entity Address, City or Town	Newark
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07102
City Area Code	973
Local Phone Number	430-7000
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000788784
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Public Service Electric and Gas Company [Member]
Entity Information [Line Items]
Entity File Number	001-00973
Entity Registrant Name	Public Service Electric and Gas Company
Entity Incorporation, State or Country Code	NJ
Entity Tax Identification Number	22-1212800
Entity Address, Address Line One	80 Park Plaza
Entity Address, City or Town	Newark
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07102
City Area Code	973
Local Phone Number	430-7000
Amendment Flag	false
Entity Central Index Key	0000081033
Common Stock without par value [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock without par value
Trading Symbol	PEG
Security Exchange Name	NYSE
First and Refunding Mortgage Bonds Eight Percent, Due Two Thousand Thirty Seven [Member] | Public Service Electric and Gas Company [Member]
Entity Information [Line Items]
Title of 12(b) Security	8.00% First and Refunding Mortgage Bonds, due 2037
Trading Symbol	PEG37D
Security Exchange Name	NYSE
First and Refunding Mortgage Bonds Five Percent, Due Two Thousand Thirty Seven [Member] | Public Service Electric and Gas Company [Member]
Entity Information [Line Items]
Title of 12(b) Security	5.00% First and Refunding Mortgage Bonds, due 2037
Trading Symbol	PEG37J
Security Exchange Name	NYSE